Business Combination - Additional Information (Detail) ₩ in Millions, $ in Millions	Sep. 30, 2021 KRW (₩) shares	Sep. 30, 2021 USD ($) shares
Hyundai HCN Co., Ltd [Member]
Disclosure of detailed information about business combination [Line Items]
Percentage of ownership interest	100.00%
Number of shares acquired	7,000,000	7,000,000
Number of Shares Acquired Value | ₩	₩ 515,091
Epsilon Global Communications Pte. Ltd [Member]
Disclosure of detailed information about business combination [Line Items]
Percentage of ownership interest	100.00%
Number of shares acquired	81,320,642	81,320,642
Number of Shares Acquired Value | $		$ 135